Note 9 - Fair Value Measurements - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Real Estate Owned, Valuation Allowance, Provision	$ 358,000	$ 277,000	$ 577,000	$ 585,000	$ 1,400,000	$ 17,300,000